BEARLYBULLISH FUND
Investor Class – BRBLX
Institutional Class - BRBIX

Supplement dated December 26, 2012 to the
Prospectus and Statement of Additional Information dated July 31, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-21 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Effective January 1, 2013, the first three paragraphs under the section titled “Rule 12b-1 Plan” on page B-30 of the SAI is replaced by the following:

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for fees payable to the Distributor as an expense of the Fund that are used by the Distributor to pay for distribution of Investor Class shares.  The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale.  The 12b-1 Plan also provides for post-sales servicing to holders of Investor Class shares.  Because 12b-1 fees are paid out of Fund assets attributable to Investor Class shares on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by the Fund’s Investor Class shares for distribution services without the vote of a majority of the outstanding voting securities of such shares.  The 12b-1 Plan shall continue in effect indefinitely, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities.  The 12b-1 Plan may be terminated at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of the Fund’s Investor Class shares.

1

If the 12b-1 Plan is terminated for the Fund’s Investor Class shares in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Funds to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

2

Jubak Global Equity Fund (JUBAX)

Supplement dated December 26, 2012 to the
Prospectus and Statement of Additional Information dated September 30, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page 21 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Effective January 1, 2013, the first three paragraphs under the section titled “Rule 12b-1 Plan” on page 29 of the SAI is replaced by the following:

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for fees payable to the Distributor as an expense of the Fund that are used by the Distributor to pay for distribution of the Fund’s shares.  The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale.  The 12b-1 Plan also provides for post-sales servicing to holders of Fund shares.  Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by the Fund for distribution services without the vote of a majority of the outstanding voting securities.  The 12b-1 Plan shall continue in effect indefinitely, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities.  The 12b-1 Plan may be terminated at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of the Fund.

1

If the 12b-1 Plan is terminated for the Fund in accordance with its terms, the obligation of the Fund to make payments the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

2

RNC GENTER DIVIDEND INCOME FUND (GDIIX)

Supplement dated December 26, 2012 to the
Prospectus and Statement of Additional Information dated March 1, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-14 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Effective January 1, 2013, the first three paragraphs under the section titled “Rule 12b-1 Plan” on page B-22 of the SAI is replaced by the following:

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for fees payable to the Distributor as an expense of the Fund that are used by the Distributor to pay for distribution of the Fund’s shares.  The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale.  The 12b-1 Plan also provides for post-sales servicing to holders of Fund shares.  Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by the Fund for distribution services without the vote of a majority of the outstanding voting securities.  The 12b-1 Plan shall continue in effect indefinitely, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities.  The 12b-1 Plan may be terminated at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of the Fund.

1

If the 12b-1 Plan is terminated for the Fund in accordance with its terms, the obligation of the Fund to make payments the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

2

STRATEGIC LATIN AMERICA FUND – CLASS A (SLATX)

Supplement dated December 26, 2012 to the
Prospectus and Statement of Additional Information dated July 31, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-30 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Effective January 1, 2013, the first three paragraphs under the section titled “Rule 12b-1 Plan” on page B-39 of the SAI is replaced by the following:

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for fees payable to the Distributor as an expense of the Fund that are used by the Distributor to pay for distribution of the Fund’s shares.  The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale.  The 12b-1 Plan also provides for post-sales servicing to holders of Fund shares.  Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by the Fund for distribution services without the vote of a majority of the outstanding voting securities.  The 12b-1 Plan shall continue in effect indefinitely, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities.  The 12b-1 Plan may be terminated at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of the Fund.

1

If the 12b-1 Plan is terminated for the Fund in accordance with its terms, the obligation of the Fund to make payments the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

2

SGA GLOBAL GROWTH FUND (SGAGX)

Supplement dated December 26, 2012 to the
Prospectus and Statement of Additional Information dated February 1, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page 21 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Effective January 1, 2013, the first three paragraphs under the section titled “Rule 12b-1 Plan” on page 29 of the SAI is replaced by the following:

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for fees payable to the Distributor as an expense of the Fund that are used by the Distributor to pay for distribution of the Fund’s shares.  The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale.  The 12b-1 Plan also provides for post-sales servicing to holders of Fund shares.  Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by the Fund for distribution services without the vote of a majority of the outstanding voting securities.  The 12b-1 Plan shall continue in effect indefinitely, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities.  The 12b-1 Plan may be terminated at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of the Fund.

1

If the 12b-1 Plan is terminated for the Fund in accordance with its terms, the obligation of the Fund to make payments the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

2

THESIS FLEXIBLE FUND - CLASS A (TFLEX)

Supplement dated December 26, 2012 to the
Prospectus and Statement of Additional Information dated May 31, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-28 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Effective January 1, 2013, the first three paragraphs under the section titled “Rule 12b-1 Plan” on page B-37 of the SAI is replaced by the following:

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for fees payable to the Distributor as an expense of the Fund that are used by the Distributor to pay for distribution of the Fund’s shares.  The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale.  The 12b-1 Plan also provides for post-sales servicing to holders of Fund shares.  Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by the Fund for distribution services without the vote of a majority of the outstanding voting securities.  The 12b-1 Plan shall continue in effect indefinitely, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities.  The 12b-1 Plan may be terminated at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of the Fund.

1

If the 12b-1 Plan is terminated for the Fund in accordance with its terms, the obligation of the Fund to make payments the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

2

VICTORIA 1522 FUND
Advisor Class (VMDAX)
Institutional Class (VMDIX)

Supplement dated December 26, 2012 to the
Prospectus and Statement of Additional Information dated January 31, 2012

Reduction of Advisory Fee and Expense Cap

Effective January 1, 2013, the Advisor has agreed to lower its management fee by 0.25% and to reduce the limit on the Fund’s total annual fund operating expenses by 0.40% of the Fund’s average daily net assets.  Accordingly, the Fund’s Prospectus is supplemented by replacing the “Fees and Expenses” table on page 1 with the following table:

Shareholder Fees (fees paid directly from your investment)	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire fee	$20	$20
Overnight check delivery fee	$15	$15
Retirement account fees (annual maintenance and full redemption requests)	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%	0.90%
Distribution (Rule 12b-1) fee	0.25%	None
Other expenses	1.51%	1.50%
Total annual fund operating expenses	2.66%	2.40%
Fee waiver and/or expense reimbursements	(1.16%)	(1.15%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements1	1.50%	1.25%

1
Effective January 1, 2013, the Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of average daily net assets for Advisor Class and Institutional Class Shares, respectively.  This agreement is in effect until January 31, 2014, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

In addition, the table under “Example” on page 1 of the Prospectus is replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$153	$716	$1,306	$2,907
Institutional Class	$127	$638	$1,176	$2,648

The description of the Advisor’s management fee on page 11 of the Prospectus is revised to read as follows:
For its services, effective as of January 1, 2013 the Advisor is entitled to receive an annual management fee of 0.90%, calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets.

Distributor Change

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-26 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Effective January 1, 2013, the first three paragraphs under the section titled “Rule 12b-1 Plan” on page B-35 of the SAI is replaced by the following:

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for fees payable to the Distributor as an expense of the Fund that are used by the Distributor to pay for distribution of Advisor Class shares.  The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale.  The 12b-1 Plan also provides for post-sales servicing to holders of Advisor Class shares.  Because 12b-1 fees are paid out of Fund assets attributable to Advisor Class shares on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by the Fund’s Advisor Class shares for distribution services without the vote of a majority of the outstanding voting securities of such shares.  The 12b-1 Plan shall continue in effect indefinitely, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities.  The 12b-1 Plan may be terminated at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of the Fund’s Advisor Class shares.

If the 12b-1 Plan is terminated for the Fund’s Advisor Class shares in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

WCM FOCUSED INTERNATIONAL GROWTH FUND
Investor Class (WCMRX)
Institutional Class (WCMIX)

Supplement dated December 26, 2012 to the
Prospectus and Statement of Additional Information dated August 31, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-21 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Effective January 1, 2013, the first three paragraphs under the section titled “Rule 12b-1 Plan” on page B-32 of the SAI is replaced by the following:

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for fees payable to the Distributor as an expense of the Fund that are used by the Distributor to pay for distribution of Investor Class shares.  The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale.  The 12b-1 Plan also provides for post-sales servicing to holders of Investor Class shares.  Because 12b-1 fees are paid out of Fund assets attributable to Investor Class shares on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by the Fund’s Investor Class shares for distribution services without the vote of a majority of the outstanding voting securities of such shares.  The 12b-1 Plan shall continue in effect indefinitely, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities.  The 12b-1 Plan may be terminated at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of the Fund’s Investor Class shares.

1

If the 12b-1 Plan is terminated for the Fund’s Investor Class shares in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

2